BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 1,865	$ 4,020
Total assets	1,865	4,020
Current liabilities
Accounts payable and accrued liabilities	4,583	8,803
Total current liabilities	4,583	8,803
Long term liabilities
Loan payable (Note 5)	15,937	0
Total liabilities	20,520	8,803
Stockholders' equity (deficiency) (Note 6)
Common stock, $0.001 par value, 100,000,000 authorized shares (34,548,368 issued and outstanding as of December 31, 2018, 2017 and 2016)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,157,333)	(7,143,461)
Total stockholders' equity (deficiency)	(18,655)	(4,783)
Total liabilities and stockholders' equity (deficiency)	$ 1,865	$ 4,020